Leases - Details of Lease liabilities (Detail) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Lease liabilities [abstract]
Lease liability – current	€ 1,881	€ 1,411	[1]
Lease liability – non-current	4,306	1,823	[1]
Total	€ 6,187	€ 3,234

[1]	See Note 2 for details regarding the change in presentation of Other financial assets